INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of components of income tax provision (benefit)
	For the year ended December 31, 2016	For the year ended December 31, 2015
Current	$1,945,499	$1,706,830
Deferred	56,968	(89,079)
Total	$2,002,467	$1,617,751

Schedule of summarizes deferred tax assets resulting from differences between financial accounting basis and tax basis of assets and liabilities
	For the year ended December 31, 2016	For the year ended December 31, 2015
Non-current:
Provision for doubtful accounts	$191,913	$263,613
Depreciation expense	51,050	54,613
Total	$242,963	$318,226

Schedule of effective tax rate for the year
	For the year ended December 31, 2016	For the year ended December 31, 2015
China Income tax statutory rate	25.0%	25.0%
Non-deductible items in China	0.2%	1.9%
Effective tax rate	25.2%	26.9%